Distribution Date:	02/18/26	Wells Fargo Commercial Mortgage Trust 2015-C29
Determination Date:	02/11/26
Next Distribution Date:	03/17/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2015-C29

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	LNR Partners, Inc.
Mortgage Loan Detail (Part 1)	15		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
					lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 2)	16		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	17	Trust Advisor	BellOak, LLC
Historical Detail	18		Attention: Reporting		Reporting@belloakadvisors.com
Delinquency Loan Detail	19		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22-23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	26
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989KAS2	1.477000%	50,145,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989KAT0	2.552000%	30,508,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989KAU7	3.368000%	170,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989KAV5	3.637000%	476,065,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989KAW3	3.400000%	97,199,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989KAX1	4.013000%	88,277,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.50%
B	94989KBA0	4.194000%	70,621,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	16.50%
C	94989KBB8	4.259866%	50,024,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	12.25%
D	94989KBC6	4.259866%	58,851,000.00	14,221,064.42	133,796.79	50,483.19	0.00	0.00	184,279.98	14,087,267.63	85.78%	7.25%
E	94989KAE3	4.259866%	23,541,000.00	23,541,000.00	0.00	83,567.92	0.00	0.00	83,567.92	23,541,000.00	62.02%	5.25%
F	94989KAG8	4.259866%	11,770,000.00	11,770,000.00	0.00	41,782.18	0.00	0.00	41,782.18	11,770,000.00	50.13%	4.25%
G	94989KAJ2	4.259866%	50,024,121.00	49,663,110.08	0.00	10,178.71	0.00	0.00	10,178.71	49,663,110.08	0.00%	0.00%
V1	94989KAL7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V2	94989KAP8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989KAQ6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,177,025,124.00	99,195,174.50	133,796.79	186,012.00	0.00	0.00	319,808.79	99,061,377.71

X-A	94989KAY9	4.259866%	912,194,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	94989KAZ6	4.259866%	120,645,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,032,839,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Deal Distribution Total					133,796.79	186,012.00	0.00	0.00	319,808.79

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989KAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989KAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989KAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989KAV5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989KAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989KAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94989KBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	94989KBB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	94989KBC6	241.64524681	2.27348371	0.85781363	0.00000000	0.00000000	0.00000000	0.00000000	3.13129734	239.37176310
E	94989KAE3	1,000.00000000	0.00000000	3.54988828	0.00000000	0.00000000	0.00000000	0.00000000	3.54988828	1,000.00000000
F	94989KAG8	1,000.00000000	0.00000000	3.54988785	0.00000000	0.00000000	0.00000000	0.00000000	3.54988785	1,000.00000000
G	94989KAJ2	992.78326310	0.00000000	0.20347604	3.32079358	17.59785944	0.00000000	0.00000000	0.20347604	992.78326310
V1	94989KAL7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	94989KAP8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989KAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989KAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	94989KAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	01/01/26 - 01/30/26	30	0.00	50,483.19	0.00	50,483.19	0.00	0.00	0.00	50,483.19	0.00
E	01/01/26 - 01/30/26	30	0.00	83,567.92	0.00	83,567.92	0.00	0.00	0.00	83,567.92	0.00
F	01/01/26 - 01/30/26	30	0.00	41,782.18	0.00	41,782.18	0.00	0.00	0.00	41,782.18	0.00
G	01/01/26 - 01/30/26	30	714,197.67	176,298.49	0.00	176,298.49	166,119.78	0.00	0.00	10,178.71	880,317.45
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			714,197.67	352,131.78	0.00	352,131.78	166,119.78	0.00	0.00	186,012.00	880,317.45

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989KAX1	N/A	88,277,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989KBA0	N/A	70,621,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989KBB8	N/A	50,024,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			208,922,000.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
PEX	94989KBD4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989KBD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	319,808.79
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	362,864.32	Master Servicing Fee	1,397.26
Interest Reductions due to Nonrecoverability Determination	(146,607.31)	Certificate Administrator Fee	123.13
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	42.71
ARD Interest	0.00	Trust Advisor Fee	197.32
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	216,257.01	Total Fees	1,970.42

Principal		Expenses/Reimbursements
Scheduled Principal	133,796.79	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,354.50
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	133,796.79	Total Expenses/Reimbursements	21,354.50

		Interest Reserve Deposit	6,920.09

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	186,012.00
Excess Liquidation Proceeds	0.00	Principal Distribution	133,796.79
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	319,808.79
Total Funds Collected	350,053.80	Total Funds Distributed	350,053.80

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	99,195,174.50	99,195,174.50	Beginning Certificate Balance	99,195,174.50
(-) Scheduled Principal Collections	133,796.79	133,796.79	(-) Principal Distributions	133,796.79
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	99,061,377.71	99,061,377.71	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	100,598,334.53	100,598,334.53	Ending Certificate Balance	99,061,377.71
Ending Actual Collateral Balance	100,522,053.16	100,522,053.16

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.26%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	2	40,865,990.93	41.25%	(11)	4.1661	0.700234
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.21 to 1.30	1	8,063,142.02	8.14%	(9)	4.6900	1.253600
2,000,001 to 3,000,000	1	2,524,486.78	2.55%	(8)	4.1000	1.384100	1.31 to 1.40	3	41,046,400.45	41.44%	(8)	4.1480	1.378716
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	1	4,294,152.98	4.33%	(10)	4.2400	1.370900	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	1	7,820,653.75	7.89%	(9)	4.3400	(0.703300)	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	1	8,063,142.02	8.14%	(9)	4.6900	1.253600	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	1	9,085,844.31	9.17%	(8)	4.6750	2.500100	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	1	9,085,844.31	9.17%	(8)	4.6750	2.500100
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	2	67,273,097.87	67.91%	(9)	4.1326	1.208899	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	7	99,061,377.71	100.00%	(9)	4.2479	1.191489	Totals	7	99,061,377.71	100.00%	(9)	4.2479	1.191489
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Florida	1	7,820,653.75	7.89%	(9)	4.3400	(0.703300)
							Multi-Family	2	17,148,986.33	17.31%	(8)	4.6821	1.914018
Massachusetts	1	34,227,760.69	34.55%	(8)	4.1400	1.379300
							Office	3	75,093,751.62	75.81%	(9)	4.1542	1.009752
Michigan	1	8,063,142.02	8.14%	(9)	4.6900	1.253600
							Retail	2	6,818,639.76	6.88%	(9)	4.1882	1.375787
Missouri	1	2,524,486.78	2.55%	(8)	4.1000	1.384100
							Totals	7	99,061,377.71	100.00%	(9)	4.2479	1.191489
New York	1	9,085,844.31	9.17%	(8)	4.6750	2.500100

Ohio	1	4,294,152.98	4.33%	(10)	4.2400	1.370900

Wisconsin	1	33,045,337.18	33.36%	(11)	4.1250	1.032400

Totals	7	99,061,377.71	100.00%	(9)	4.2479	1.191489

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% or 4.000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	74,091,737.63	74.79%	(9)	4.1377	1.224257	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	7,820,653.75	7.89%	(9)	4.3400	(0.703300)	49 months or greater	7	99,061,377.71	100.00%	(9)	4.2479	1.191489
	4.501% to 4.750%	2	17,148,986.33	17.31%	(8)	4.6821	1.914018	Totals	7	99,061,377.71	100.00%	(9)	4.2479	1.191489
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.251%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	99,061,377.71	100.00%	(9)	4.2479	1.191489
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	7	99,061,377.71	100.00%	(9)	4.2479	1.191489	180 months or less	2	11,610,331.09	11.72%	(8)	4.5500	2.257443
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	181 to 300 months	5	87,451,046.62	88.28%	(9)	4.2078	1.049969
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 to 360 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	99,061,377.71	100.00%	(9)	4.2479	1.191489	361 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	99,061,377.71	100.00%	(9)	4.2479	1.191489
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	5	86,946,570.98	87.77%	(9)	4.2400	1.353061	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	2	12,114,806.73	12.23%	(9)	4.3046	0.031910	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	99,061,377.71	100.00%	(9)	4.2479	1.191489
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	303950002	1	OF	Milwaukee	WI	Actual/360	4.125%	0.00	0.00	0.00	N/A	03/01/25	--	33,045,337.18	33,045,337.18	02/01/25
3	310927160	1	OF	Canton	MA	Actual/360	4.140%	122,247.14	63,161.43	0.00	N/A	06/11/25	--	34,290,922.12	34,227,760.69	10/11/25
26	301741068	1	MF	Getzville	NY	Actual/360	4.675%	36,717.73	34,998.95	0.00	N/A	06/06/25	--	9,120,843.26	9,085,844.31	09/06/25
34	300571315	1	MF	Clinton Township	MI	Actual/360	4.690%	32,643.91	19,812.51	0.00	N/A	05/06/25	--	8,082,954.53	8,063,142.02	11/06/25
35	410928269	1	OF	Clearwater	FL	Actual/360	4.340%	0.00	0.00	0.00	N/A	05/11/25	--	7,820,653.75	7,820,653.75	04/11/25
67	300571298	1	RT	Richmond Heights	OH	Actual/360	4.240%	15,711.48	9,052.79	0.00	N/A	04/06/25	--	4,303,205.77	4,294,152.98	01/06/26
94	410927906	1	RT	Warrensburg	MO	Actual/360	4.100%	8,936.75	6,771.11	0.00	N/A	06/11/25	--	2,531,257.89	2,524,486.78	10/11/25
Totals								216,257.01	133,796.79	0.00				99,195,174.50	99,061,377.71
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	3,841,360.35	2,395,876.00	01/01/25	09/30/25	02/11/26	15,008,240.55	189,977.38	(1,898.28)	1,708,574.31	862,195.59	0.00
3	1	2,814,714.72	3,069,024.00	10/01/24	09/30/25	--	0.00	60,297.97	184,619.87	739,284.51	287,686.13	0.00
26	1	1,088,100.59	1,115,138.00	01/01/25	09/30/25	11/12/25	2,306,546.12	0.00	71,114.20	355,849.16	0.00	0.00
34	1	759,329.05	789,158.00	10/01/24	09/30/25	08/11/25	0.00	0.00	52,270.51	156,955.11	0.00	0.00
35	1	(241,285.88)	0.00	--	--	02/11/26	3,190,095.35	28,920.50	(179.88)	378,030.88	31,776.31	0.00
67	1	407,400.00	101,850.00	01/01/24	03/31/24	11/12/25	476,711.87	0.00	24,690.16	24,690.16	22,929.18	0.00
94	1	296,010.00	65,587.50	01/01/25	03/31/25	01/12/26	0.00	0.00	15,649.64	62,657.77	0.00	0.00
Totals		8,965,628.83	7,536,633.50				20,981,593.89	279,195.85	346,266.22	3,426,041.90	1,204,587.21	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.247939%	3.953299%	(9)
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.248098%	3.953465%	(8)
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	18,414,449.02	4.248256%	3.953630%	(7)
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,168,080.38	4.260656%	3.968454%	(6)
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	86,202,214.58	4.273546%	4.000189%	(5)
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.244022%	3.969332%	(4)
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.241090%	3.982473%	(3)
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.229789%	4.019874%	(2)
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.232586%	4.143940%	(1)
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	9,153,985.46	4.264011%	4.200271%	1
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,406,192.24	4.262607%	4.207236%	1
03/17/25	1	4,393,952.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7	27,067,995.04	4.259530%	4.206144%	2
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	303950002	02/01/25	11	5	(1,898.28)	1,708,574.31	900,485.95	33,817,194.65	03/10/25	13
3	310927160	10/11/25	3	5	184,619.87	739,284.51	304,984.32	34,482,993.67	06/18/25	13
26	301741068	09/06/25	4	5	71,114.20	355,849.16	7,036.00	9,261,818.66	10/20/25	13
34	300571315	11/06/25	2	5	52,270.51	156,955.11	497.50	8,123,394.84	05/20/25	1
35	410928269	04/11/25	9	5	(179.88)	378,030.88	52,049.91	7,981,729.13	05/27/25	13
67	300571298	01/06/26	0	5	24,690.16	24,690.16	67,575.24	4,303,205.77	11/19/24	2
94	410927906	10/11/25	3	5	15,649.64	62,657.77	23,691.39	2,551,716.44	06/26/25	13
Totals					346,266.22	3,426,041.90	1,356,320.31	100,522,053.16
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		99,061,378	0	99,061,378		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	99,061,378	4,294,153	0	8,063,142	86,704,083	0
Jan-26	99,195,175	0	4,303,206	0	94,891,969	0
Dec-25	99,328,470	4,312,226	0	0	95,016,245	0
Nov-25	120,835,835	4,321,720	0	0	116,514,116	0
Oct-25	128,293,018	0	0	0	128,293,018	0
Sep-25	214,985,134	0	0	0	214,985,134	0
Aug-25	231,176,003	12,598,519	0	0	218,577,484	0
Jul-25	276,723,356	75,036,196	0	0	201,687,160	0
Jun-25	329,469,135	72,547,082	0	0	256,922,053	0
May-25	466,992,180	377,083,176	0	0	89,909,005	0
Apr-25	652,876,489	614,832,497	0	0	38,043,992	0
Mar-25	731,936,906	693,810,638	4,393,952	0	33,732,316	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	303950002	33,045,337.18	33,817,194.65	22,900,000.00	01/07/26	2,395,876.00	1.03240	09/30/25	03/01/25	231
3	310927160	34,227,760.69	34,482,993.67	33,600,000.00	09/04/25	3,069,024.00	1.37930	09/30/25	06/11/25	231
26	301741068	9,085,844.31	9,261,818.66	17,000,000.00	04/28/16	1,093,298.00	2.50010	09/30/25	06/06/25	171
34	300571315	8,063,142.02	8,123,394.84	11,600,000.00	06/13/25	789,158.00	1.25360	09/30/25	05/06/25	230
35	410928269	7,820,653.75	7,981,729.13	5,500,000.00	08/04/25	(415,451.88)	(0.70330)	12/31/24	05/11/25	230
67	300571298	4,294,152.98	4,303,205.77	4,400,000.00	08/19/25	101,850.00	1.37090	03/31/24	04/06/25	231
94	410927906	2,524,486.78	2,551,716.44	3,100,000.00	06/27/25	65,225.25	1.38410	03/31/25	06/11/25	171
Totals		99,061,377.71	100,522,053.16	98,100,000.00		7,098,979.37

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	303950002	OF	WI	03/10/25	13

Loan transferred SS on 3-17-2025 as the Loan was not paid in full at the maturity date (03-01-2025). Loan is secured by an 18-story mixed use development in Milwaukee, Wisconsin. Counsel has been retained and Lender will move forward with

	enforcement actions while continuing discussions with the Borrower. Borrower has provided an updated proposal which Lender is reviewing and discussing alternatives for the workout

3	310927160	OF	MA	06/18/25	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

26	301741068	MF	NY	10/20/25	13

Loan transferred SS on 10/21/2025 due to Maturity Default when Loan was not paid off in full on the 6/6/2025 Maturity Date. Collateral is a 160-unit multifamily located in Getzville, NY. Lender received the Borrower-signed Pre-Negotiation

	Letter. Lender will dual track continuing discussions with Borrower and enforcing remedies.

34	300571315	MF	MI	05/20/25	1

Loan transferred on 5/20/25 for Maturity Default as Borrower failed to pay the Loan off at the Maturity of 5/6/25. P&L and Default notice were sent out 5/27/25. Loan was previously transferred as an NT due to the Borrower's request for an extension and appraisal have been obtained. Extension of the loan with borrower has been agreed to and is being documented. Additionally, Borrower has listed the property for sale and has identified a buyer is anticipating a closing in May.

35	410928269	OF	FL	05/27/25	13

The Loan was transferred to the Special Servicer on 6/12/2025 due to Maturity Default after the Borrower was unable to pay the Loan off at the Maturity Date of 5/11/2025. The collateral consists of a 94,144 SF suburban office building, built in

1998. The major tenants include Florida Department of Children and Families (17,325 SF / 18% of NRA / 7/31 LXP), Tress Marketing (10,860 SF / 12% of NRA / 10/25 LXP) and Nicole Tonic Studios (9,701K SF / 10% of NRA / 6/29 LXP). Legal

counsel was retained and an NO D was sent to the Borrower. The Property reported an occupancy of 50% and reported a YE 2024 NOI/DSCR: -$21K/-0.04x. The Borrower is seeking a loan modification and an extension of the Maturity Date.

Legal counsel was retained and an NOD was issued to the Borrower. A foreclosure complaint was filed by Lender's counsel. The Lender will continue discussions with the Borrower while simultaneously reserving all rights under the Loan

	Documents.

67	300571298	RT	OH	11/19/24	2

The Loan was transferred to the Special Servicer on 11/19/2024 for Delinquent Payments. The Loan is scheduled to mature on 4/15/2025. The collateral consists of a single tenant build-to-suit retail building 100% occupied by Walgreens and located in Richmond Heights, Ohio. The improvements were built in 2004 and consist of 13,216 SF situated on a 1.59-acre site with 69 parking spaces (5.22/1,000 SF). As of the Annualized YTD 3/25 financials, the Property reported an

NOI/DSCR of $385K/1.30x. At the hearing on Lenders motion for summary judgement the judge granted the borrower additional time respond to lender's motion. The Borrower has also filed a motion to dismiss based on improper standing. The

	Lender will dual track foreclosure/receivership action while continuing discussions with Borrower until a resolution is reached.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
94	410927906	RT	MO	06/26/25	13

Borrower was unable to repay the loan at maturity 6/11/25. The borrower reports several unsuccessful refinancing attempts attributed to market conditions and has made no substantive progress in obtaining new financing. Because the borrower has been unresponsive; the Special Servicer is pursuing potential alternatives to foreclosure while simultaneously advancing the foreclosure process.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
56	300571314	1	6,048,709.61	4.60000%	6,048,709.61	4.60000%	10	04/06/20	04/06/20	07/13/20
56	300571314	1	0.00	4.60000%	0.00	4.60000%	10	07/13/20	04/06/20	04/06/20
60	300571305	1	5,417,648.93	4.60000%	5,417,648.93	4.60000%	10	07/03/20	07/06/20	09/11/20
60	300571305	1	0.00	4.60000%	0.00	4.60000%	10	09/11/20	07/06/20	07/03/20
74	300571301	1	0.00	4.55000%	0.00	4.55000%	8	04/20/22	03/04/22	--
Totals			11,466,358.54		11,466,358.54
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	310928144	10/20/25	86,388,870.70	142,000,000.00	89,134,379.95	1,313,361.83	89,134,379.95	87,821,018.12	0.00	0.00	0.00	0.00	0.00%
7	310928756	07/17/25	21,749,396.58	36,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
17	303950017	12/17/25	15,553,826.30	36,500,000.00	17,026,257.70	1,472,431.40	17,026,257.70	15,553,826.30	0.00	0.00	0.00	0.00	0.00%
44	300571321	11/18/25	7,185,845.33	13,500,000.00	7,769,428.25	419,387.21	7,769,428.25	7,350,041.04	0.00	0.00	0.00	0.00	0.00%
48	301741070	02/17/22	6,929,152.16	6,800,000.00	7,180,338.75	751,206.90	7,180,338.75	6,429,131.85	500,020.34	0.00	139,008.75	361,011.59	4.76%
52	410928955	07/17/25	7,200,000.00	10,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
53	310927981	03/17/25	5,974,982.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
56	300571314	10/17/22	5,667,478.61	10,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
85	300571312	12/17/25	2,898,947.74	4,230,000.00	3,175,357.93	276,410.19	3,175,357.93	2,898,947.74	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			159,548,500.19	259,830,000.00	124,285,762.58	4,232,797.53	124,285,762.58	120,052,965.05	500,020.34	0.00	139,008.75	361,011.59

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	310928144	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	310928756	07/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	303950017	12/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	300571321	11/18/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	301741070	02/17/23	0.00	0.00	361,011.59	0.00	0.00	1,328.75	0.00	0.00	361,011.59
		10/17/22	0.00	0.00	359,682.84	0.00	0.00	4,184.45	0.00	0.00
		09/16/22	0.00	0.00	355,498.39	0.00	0.00	440.00	0.00	0.00
		08/17/22	0.00	0.00	355,058.39	0.00	0.00	(144,961.95)	0.00	0.00
		02/17/22	0.00	0.00	500,020.34	0.00	0.00	500,020.34	0.00	0.00
52	410928955	07/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	310927981	03/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	300571314	10/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85	300571312	12/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	361,011.59	0.00	0.00	361,011.59	0.00	0.00	361,011.59

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	7,113.93	0.00	0.00	0.00	0.00	117,379.79	0.00	0.00	0.00	0.00
3	0.00	0.00	7,382.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	1,963.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,740.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	1,683.61	0.00	0.00	0.00	0.00	29,227.52	0.00	0.00	0.00	0.00
67	0.00	0.00	926.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
94	0.00	0.00	544.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,354.50	0.00	0.00	0.00	0.00	146,607.31	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		167,961.81

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Supplemental Notes
Revision - November 2022
Deal was revised to include an additional curtailment reported by the servicer.

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